S-K 1602, SPAC Registered Offerings	May 14, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our Board may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon(less taxes payable, but without deduction for any excise or similar tax that may be due or payable, less permitted withdrawals, and less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of April 2, 2026
Offering
Price of
$10.00 per	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
Unit	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price

Assuming Full Exercise of Over-Allotment Option
$5.78	$5.11	$4.89	$4.15	$5.85	$2.66	$7.34	$0.06	$9.94
Assuming No Exercise of Over-Allotment Option
$5.46	$4.78	$5.22	$3.83	$6.17	$2.41	$7.59	$0.07	$9.93

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We may decide to enter into our initial business combination with a target business that does not meet all of these criteria and guidelines, and the following criteria are not intended to be exhaustive.

In evaluating a prospective target business, we expect to consider, among other factors, whether the target business:

●	Established and Defensible Market Position:Operates an established business with a demonstrated operating history, recognizable market position and sustainable competitive advantages within its industry or geographic market. We will seek companies with differentiated products, services, assets, infrastructure, licenses, customer relationships or distribution capabilities that create barriers to entry and support long-term value creation.
●	Significant Growth and Expansion Opportunities: Possesses identifiable opportunities for organic growth, geographic expansion, operational scaling or increased market penetration. We are particularly interested in businesses that may benefit from increased access to capital to accelerate expansion initiatives, increase production capacity, modernize operations or invest in technology and infrastructure.
●	Ability to Benefit from Access to U.S. Capital Markets: Would benefit from becoming a publicly traded company in the United States, including enhanced access to institutional investors, improved financing flexibility, acquisition currency for strategic growth initiatives and increased visibility and credibility with customers, suppliers and business partners.
●	Attractive Emerging Markets Exposure: Operates in, or derives significant exposure to, emerging markets that we believe possess favorable long-term demographic, industrial, economic or commercial trends. We are particularly focused on opportunities throughout Latin America and may prioritize businesses that are positioned to benefit from improving macroeconomic conditions, increased foreign investment activity and economic normalization initiatives.
●	Strong and Experienced Management Team: Has a capable and experienced management team with a demonstrated track record of operational execution, capital allocation and strategic growth. We intend to work collaboratively with management teams and believe alignment of interests and long-term strategic vision will be critical factors in evaluating potential transactions.
●	Capital Investment and Modernization Potential: Can effectively deploy growth capital toward capital expenditures, modernization initiatives, infrastructure upgrades, digital transformation, supply chain enhancement or operational efficiencies that we believe may drive meaningful long-term value creation and earnings growth.
●	Attractive Financial Characteristics: Demonstrates compelling financial attributes, including attractive revenue visibility, cash flow generation potential, scalable margins or identifiable operational improvement opportunities. We may also pursue businesses that we believe are undervalued or undercapitalized relative to their long-term potential due to structural limitations in local capital markets or broader market dislocations.
●	Public Company Readiness: Has the ability to operate effectively as a U.S.-listed public company, including appropriate governance practices and financial reporting capabilities and management infrastructure, or the ability to develop such capabilities within a reasonable period of time following our initial business combination.
●	Opportunity for Strategic Value Creation: Presents opportunities for us to add value beyond the provision of capital through strategic guidance, operational support, capital markets expertise, transaction structuring capabilities and access to our network of investors, advisors and strategic relationships.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $200,000,000, or up to $230,000,000 if the underwriters’ over-allotment option is exercised ($10.00 per unit in either case), will be placed in a U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include up to $6,000,000 (or up to $6,900,000 if the underwriters’ over-allotment option is exercised) in deferred underwriting commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	20,000,000 units, at $10.00 per unit, each unit consisting of: ● one Class A ordinary share; and ● one-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein.The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors will entered into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, but without deduction for any excise or similar tax that may be due or payable, and less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.

If we are unable to complete our initial business combination within 24 months from the closing of this offering and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, but without deduction for any excise or similar tax that may be due or payable, less permitted withdrawals, and less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	36 months
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Yorkville International Capital Sponsor, LLC	up to $15,000 per month	Office space, administrative and shared personnel support services

Yorkville International Capital Sponsor, LLC	15,033,333 Class B Ordinary Shares(1)	$25,000

	4,000,000 Private Placement Warrants (including in the event that the over-allotment option is exercised) to be purchased simultaneously with the closing of this offering(1)	$4,000,000 (including in the event that the over-allotment option is exercised)

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.

Private Placement Warrants of the post-business combination entity, which may be issued upon conversion of up to $1,500,000 in working capital loans, at a price of $1.00 per warrant at the option of the lender

Working capital loans to fund working capital and to finance transaction costs in connection with an initial business combination

Mark Angelo	150,0000 Class B Ordinary Shares	$244.57

Troy Rillo	150,0000 Class B Ordinary Shares	$244.57

Holders of Class B ordinary shares	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Yorkville International Capital Sponsor, LLC our officers, directors, or our or their affiliates	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Kevin McGurn	$15,000 per month	Services as Chief Executive Officer of the Company
(1)	Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of [ ] Class B Ordinary Shares, which were purchased for $[ ] per share.
(2)	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of [ ] private placement warrants ($[ ] in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised) in a private placement that will close simultaneously with the closing of this offering.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of [ ] Class B Ordinary Shares, which were purchased for $[ ] per share.
(2)	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of [ ] private placement warrants ($[ ] in the aggregate) at a price of $1.00 per warrant (whether or not the over-allotment option is exercised) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Out initial shareholders and members of our management team will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, or by such earlier liquidation date as our board of directors may approve, the founder shares and private placement warrants may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	No		25% of		50% of		75% of		Maximum
	Redemptions		Maximum Redemptions		Maximum Redemptions		Maximum Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment	Over-Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase attributable to public shareholders	5.46	5.78	4.78	5.11	3.83	4.15	2.41	2.66	0.07	0.06
Pro forma net tangible book value after this offering and the sale of the private placement warrants	5.46	5.78	4.78	5.11	3.83	4.15	2.41	2.66	0.07	0.06
Dilution to public shareholders	$4.54	4.22	5.22	4.89	6.17	5.85	7.59	7.34	9.93	9.94
Percentage of dilution to public shareholders	45.40%	42.20%	52.20%	48.90%	61.70%	58.50%	75.90%	73.40%	99.30%	99.40%

Numerator:
Net tangible book deficit before this offering	$(18,147)	(18,147)	(18,147)	(18,147)	(18,147)	(18,147)	(18,147)	(18,147)	(18,147)	(18,147)
Net proceeds from this offering and the sale of the private placement warrants(1)	201,200,000	230,900,000	201,200,000	230,900,000	201,200,000	230,900,000	201,200,000	230,900,000	201,200,000	230,900,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	37,500	37,500	37,500	37,500	37,500	37,500	37,500	37,500	37,500	37,500
Less: Deferred underwriting commissions	(8,000,000)	(9,200,000)	(6,000,000)	(6,900,000)	(4,000,000)	(4,600,000)	(2,000,000)	(2,300,000)	—	—
Less: Overallotment liability	(216,000)	—	(216,000)	—	(216,000)	—	(216,000)	—	(216,000)	—
Less: Amounts paid for redemptions(2)	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	193,003,353	221,719,353	145,003,353	166,519,353	97,003,353	111,319,353	49,003,353	56,119,353	1,003,353	919,353

Denominator:
Ordinary shares outstanding prior to this offering	15,333,333	15,333,333	15,333,333	15,333,333	15,333,333	15,333,333	15,333,333	15,333,333	15,333,333	15,333,333
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	35,333,333	38,333,333	30,333,333	32,583,333	25,333,333	26,833,333	20,333,333	21,083,333	15,333,333	15,333,333

(1)Expenses applied against gross proceeds include offering expenses of approximately $800,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $4,000,000 in the aggregate (or up to $4,600,000 if the underwriters’ option to purchase additional units is exercised), payable to CCM (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)Upon the consummation of our initial business combination, the deferred underwriting commissions of $0.40 per unit on units, or $8,000,000 in the aggregate or up to $9,200,000 in the aggregate if the underwriters’ over-allotment option is exercised, payable to CCM for deferred underwriting commissions, based on the funds remaining in the trust account after giving effect to public shares that are redeemed in connection with an initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.